SSgA S&P 500 Index Fund
FUND SUMMARY SSgA S&P 500 INDEX FUND
INVESTMENT OBJECTIVE
SSgA S&P 500 Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. As a shareholder in the State Street Equity 500 Index Portfolio (the “Portfolio”), the fund bears and the table reflects its ratable share of the Portfolio’s expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The example below also reflects the expenses of both the fund and the Portfolio. The expense information has been restated to reflected current fees.
Shareholder Fees (USD $)	SSgA S&P 500 Index Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA S&P 500 Index Fund Institutional
Management Fee	[1]	0.045%
Distribution and Shareholder Service (12b-1) Fees		0.062%
Other Expenses		0.06%
Total Annual Fund Operating Expenses		0.167%
Less Fee Waivers and/or Expense Reimbursements	[2]	none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.167%
[1]	Amounts reflect the total expenses of the Portfolio and the fund.
[2]	The fund's investment adviser is contractually obligated until December 31, 2014 to waive its management fee, if applicable, and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.18% of average daily net assets on an annual basis. This reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA S&P 500 Index Fund Institutional	17	54	94	213

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio, the fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the Portfolio’s turnover rate was 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
There is no assurance that the fund will achieve its investment objective, and you could lose money by investing in the fund. SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in the Portfolio, the “master fund” that has the same investment objective as, and investment policies that are substantially similar to those of, the fund. This is commonly referred to as a “master/feeder” complex, with the fund serving as the “feeder” fund and the Portfolio serving as the “master” fund. The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index (“S&P 500” or “Index”). The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. The fund attempts to replicate the investment performance of the S&P 500 and generally intends to invest, via the Portfolio, in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, it may not be possible or practicable to purchase all 500 stocks of the S&P 500 in those weightings. When it is not possible or practicable to purchase all 500 stocks of the S&P 500 in those weightings, the Portfolio may purchase a sample of the stocks listed in the S&P 500 in proportions expected by the investment adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition to common stocks in the S&P 500, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Index Tracking Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the investment adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Large-Capitalization Securities. Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.
  Master/Feeder Structure Risk. The ability of the fund to meet its investment objective and redeem investors is directly related to the ability of the master fund to meet its objective and redeem fund interests in the master fund. The ability of the fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. SSgA Funds Management, Inc., the fund’s investment adviser, also serves as investment adviser to the Portfolio. For example, the investment adviser may have an economic incentive to maintain the fund’s investment in the Portfolio at a time when it might otherwise choose not to do so. The trustees and officers of the fund will consider any conflict between the fund and the Portfolio and take such actions as they deem appropriate.
  Derivatives. The Portfolio’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA S&P 500 INDEX FUND

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
June 30, 2009: 15.84%	December 31, 2008: (21.89)%	September 30, 2013: 19.64%

Average Annual Total Returns For the Periods Ending December 31, 2012:
Average Annual Total Returns SSgA S&P 500 Index Fund		1 Year	5 Years	10 Years
Institutional	[1]	16.03%	1.54%	6.97%
Institutional Return After Taxes on Distributions	[1]	15.41%	1.17%	6.63%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.19%	1.25%	6.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	16.00%	1.66%	7.10%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).